Subsequent Events (Narrative) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 sqft
Subsequent Event [Line Items]
Options granted to purchase common stock		176,000
Common stock exercise price	$ 3.00	$ 8.13
Common stock options vested		4 years
Common stock aggregate grant date fair value		$ 809,300
Additional space acquired in real estate property		7,267
Additional estimated rent payments		1,494,000
Reverse stock split on its outstanding shares		2.5
Settlement for issuance of financial statements		$ 3,500,000